Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restricted Cash [Abstract]
Restricted Cash
3. Restricted Cash

During 2012, the Company established a line of credit with JP Morgan Chase Bank, N. A. (“JP Morgan”) related to the Company’s corporate credit cards and placed a cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months as collateral.  Accordingly, the Company has recorded $105,211 as restricted cash on the balance sheet as of June 30, 2013.

On January 11, 2013, the Company obtained a letter of credit from JP Morgan in the amount of $200,000, in favor of Hewlett Packard Financial Services Company (“HP”).  This letter of credit expires on January 31, 2014 and has been increased to $270,000.

3. Restricted Cash

During the year ended December 31, 2012, the Company established a line of credit with JPMorgan Chase Bank, National Association related to the Company’s corporate credit cards, which required the Company to place a cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months as collateral.  Accordingly, the Company has reported $105,000 as restricted cash on the balance sheet as of December 31, 2012.